John Hancock Corporate Bond ETF Expense Example - John Hancock Corporate Bond ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 563